Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Information [Abstract]
Revenues	$ 3,259.3	$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 3,089.3	$ 2,932.9	$ 2,854.0	$ 2,682.6	$ 12,509.9	$ 11,558.8	$ 10,393.1
Gross Profit	1,386.1	1,298.4	1,321.3	1,289.7	1,297.8	1,218.9	1,161.0	1,116.3
Income from Continuing Operations	385.8	299.4	292.4	280.8	292.5	266.3	217.1	247.5	1,258.4	1,023.4	986.1
Net income	376.4	290.4	233.8	277.3	288.9	265.4	523.4	252.2	1,177.9	1,329.9	1,035.6
Earnings per Share from Continuing Operations [Abstract]
Basic (in dollars per share)	$ 1.08	$ 0.83	$ 0.80	$ 0.76	$ 0.78	$ 0.70	$ 0.57	$ 0.64	$ 3.46	$ 2.69	$ 2.45
Diluted (in dollars per share)	$ 1.07	$ 0.82	$ 0.79	$ 0.76	$ 0.78	$ 0.70	$ 0.56	$ 0.63	$ 3.43	$ 2.66	$ 2.41
Earnings per Share
Basic (in dollars per share)	$ 1.05	$ 0.80	$ 0.64	$ 0.76	$ 0.77	$ 0.70	$ 1.37	$ 0.65	$ 3.24	$ 3.49	$ 2.57
Diluted (in dollars per share)	$ 1.04	$ 0.79	$ 0.63	$ 0.75	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 3.21	$ 3.46	$ 2.53
Cash Dividend Declared per Common Share (in dollars per share)	$ 0.15	$ 0.13	$ 0.13	$ 0.13					$ 0.54	$ 0	$ 0
Total Restructuring and Other Costs (Income), Net	42.9	37.3	38.9	31.1	59.7	56.5	93.2	21.2	150.2	230.6	76.4
Income (Loss) from Discontinued Operations, Net of Tax	$ (9.4)	$ (9.0)	$ (58.6)	$ (3.5)	$ (3.6)	$ (0.9)	$ 306.3	$ 4.7